Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 531,830	$ 1,763,608	$ 3,032,602	$ 1,914,358
Net revenue - related party					$ (106,262)
Cost of Revenue	350,317	1,842,985	2,849,761	2,002,073
Gross Profit	181,513	(79,377)	182,841	(87,715)
Expenses:
Marketing Expense					148,187
General and administrative	2,146,157	444,732	6,526,020	3,993,974	5,446,336	2,687,855
Depreciation expense	68,957	940	71,009	1,896	2,875	289
Total general and administrative expenses	2,215,114	445,672	6,597,028	3,995,870	5,597,398	2,688,144
(Loss) from operations	(2,033,601)	(525,049)	(6,414,187)	(4,083,585)	(5,703,660)	(2,688,144)
Other income (expense):
Interest expense	(59,332)	(1,830)	(78,155)	(1,844)	(44,851)	(648)
Amortization of debt discount			39,655		(21,275)
Loss of extinguishment of debt					(396,007)	(9,003)
Loss on debt conversion	(1,270,417)		(1,396,433)	(442,697)	396,007
Other expense	78,249		24,486
Total costs and expenses	(1,251,500)	(1,830)	(1,450,102)	(444,541)	(462,133)	(2,697,795)
Net loss before income taxes	(3,285,101)	(526,879)	(7,864,289)	(4,528,126)	(6,165,793)	(2,697,795)
Income taxes
Net loss	$ (3,285,101)	$ (526,879)	$ (7,864,289)	$ (4,528,126)	$ (6,165,793)	$ (2,697,795)
Basic and diluted per share amounts:
Basic and diluted net loss	$ (0.15)	$ (0.04)	$ (0.46)	$ (0.39)	$ (0.53)	$ (0.35)
Weighted average shares outstanding (basic and diluted)	21,668,717	12,718,139	17,114,145	11,530,039	11,628,462	7,701,722